Acquisitions (Notes)	6 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Acquisitions
ACQUISITIONS

Martinez Marine Terminal Acquisition

Effective April 1, 2012, we entered into the Martinez Marine Terminal Acquisition with Tesoro and TLGP. The Martinez Marine Terminal Acquisition was made in exchange for consideration of $75.0 million, comprised of $67.5 million in cash financed with borrowings under our amended revolving credit facility (the "Amended Revolving Credit Facility") and the issuance of equity with a fair value of $7.5 million. The equity is comprised of 206,362 common units, representing an approximate 1% limited partner interest in the Partnership, and 4,212 general partner units. The Martinez crude oil marine terminal assets included in the Martinez Marine Terminal Acquisition include a single-berth dock, which has an estimated throughput capacity of approximately 145,000 barrels per day ("bpd"), five associated crude oil storage tanks with a combined capacity of 425,000 barrels, five short-haul pipelines and two firewater tanks with 48,000 barrels of shell capacity.

The single-berth dock and related leasehold improvements are situated on an offshore parcel of land that is currently being leased by Tesoro Refining and Marketing Company ("TRMC") from the California State Lands Commission under a term lease (the "Martinez Terminal Lease"). The Martinez Terminal Lease, related leasehold improvements and the short-haul pipelines will be legally transferred to TLLP when the Martinez Terminal Lease is renewed and extended, and the transfer is approved by the California State Lands Commission. We consider our acquisition date to be April 1, 2012, which is the date we commenced operating the Martinez Crude Oil Marine Terminal under the agreements between the Partnership and Tesoro.

Martinez Terminal Use and Throughput Agreement. The Partnership entered into a 10-year use and throughput agreement with Tesoro in connection with the Martinez Marine Terminal Acquisition, effective April 1, 2012, which obligates Tesoro to transport an average of at least 65,000 bpd of crude oil per month at a throughput and tankage fee of $0.55 per barrel. An excess volume throughput fee of $0.10 per barrel is charged for monthly average volumes in excess of 70,000 bpd. In addition, Tesoro pays a $30,000 per month fee for unlimited use of the refined products pipeline from Tesoro's Martinez refinery to a third-party terminal. The fees under the agreement are indexed for inflation, and the agreement gives Tesoro the option to renew for two five-year terms.

Long Beach Assets Acquisition

Effective September 14, 2012, we purchased the Long Beach Assets from Tesoro in exchange for total consideration of $210.0 million, comprised of $189.0 million in cash and the remaining $21.0 million in partnership units. The equity is comprised of 462,825 common units, representing an approximate 1% limited partner interest in the Partnership, and 9,446 general partner units.

The Long Beach marine terminal includes a wharf with a two-vessel berth dock that receives and loads crude oil, intermediate feedstocks and refined products, six storage tanks with a combined capacity of 235,000 barrels and three related short-haul pipelines that connect our Long Beach marine terminal to Tesoro's Wilmington refinery (the "Wilmington Refinery"). The LA short-haul pipelines consist of two short-haul pipelines that transport refined products from the Wilmington Refinery to other third-party facilities and one short-haul pipeline that is currently leased to a third party. The total throughput capacity for the Long Beach marine terminal is estimated to be approximately 200,000 bpd, and the aggregate short-haul pipeline throughput capacity is estimated to be approximately 70,000 bpd. TRMC currently leases the Long Beach marine terminal from the City of Long Beach.

Long Beach Terminal Operating Agreement. The Partnership entered into an operating agreement (the "Operating Agreement") with Tesoro, effective September 14, 2012, which governs the Partnership's operation of the Long Beach marine terminal on behalf of Tesoro beginning on September 14, 2012 until the later of the date of the: (i) assignment or sublease of the Long Beach terminal lease; or (ii) Partnership's issuance of the Certificate of Financial Responsibility to the California Department of Fish and Game. Under the Operating Agreement, Tesoro will be subject to the same throughput commitments and fees as outlined below in the Long Beach Berth Access, Use and Throughput Agreement.

Long Beach Berth Access, Use and Throughput Agreement. The Partnership entered into a 10-year berth access, use and throughput agreement with Tesoro in connection with the Long Beach Assets Acquisition, to be effective on the date of the assignment or sublease of the Long Beach terminal lease (the "Commencement Date"). The agreement obligates Tesoro to transport an average of at least 50,000 bpd of crude oil per month across the berth at a throughput fee of $0.40 per barrel. Tesoro is also obligated to throughput (i) an average volume of 30,000 bpd of crude oil and refined products between the Long Beach marine terminal and the Wilmington Refinery, each at a fee of $0.10 per barrel, from the Commencement Date through December 31, 2014 and (ii) an average volume of 50,000 bpd of crude oil and refined products per month between the Long Beach marine terminal and the Wilmington Refinery from January 1, 2015 through the termination of the agreement, each at a fee of $0.10 per barrel. Tesoro is subject to (i) a $0.15 per barrel use fee for marine vapor recovery throughput at the Long Beach marine terminal and (ii) a $0.70 per barrel storage and transportation fee based on shell capacity of 235,000 barrels for the use of the six storage tanks.

Transportation Services Agreement (LA short-haul pipelines). The Partnership entered into a 10-year transportation services agreement with Tesoro in connection with the Long Beach Assets Acquisition, under which Tesoro is obligated to throughput an average of at least 15,000 bpd per month of refined petroleum product at a throughput fee of $0.15 per barrel.

The fees under the berth access, use and throughput agreement and the transportation services agreement are indexed for inflation, and the agreements give Tesoro the option to renew for two five-year terms, or Tesoro may modify the term of the agreements to a twenty-year term by providing notice in accordance with each agreement.

If Tesoro fails to transport aggregate volumes under the agreements in connection with the Martinez Marine Terminal Acquisition or the Long Beach Assets Acquisition equal to its minimum throughput commitment during any calendar month, Tesoro will owe the Partnership a shortfall payment equal to the volume of the shortfall multiplied by the throughput and tankage fee. The amount of any shortfall payment paid by Tesoro will be credited against any amounts owed by Tesoro for the transportation of volumes in excess of its minimum throughput commitment during any of the succeeding three months after the shortfall occurs.

Tesoro retained any current assets, current liabilities and environmental liabilities related to the Martinez Crude Oil Marine Terminal and Long Beach Assets as of the dates of each acquisition. The only historical balance sheet item that transferred to the Partnership in the acquisitions was property, plant and equipment, which was recorded by TLLP at historical cost of $38.1 million as of April 1, 2012 for the Martinez Crude Oil Marine Terminal and $22.3 million as of September 14, 2012 for the Long Beach Assets.

See Note C for information regarding amendments to other agreements with related parties in connection with the Martinez Marine Terminal Acquisition and the Long Beach Assets Acquisition.

Financial Results

Our historical financial statements have been retrospectively adjusted to reflect the results of operations, financial position, cash flows and equity attributable to the Martinez Crude Oil Marine Terminal and the Long Beach Assets as if we owned the assets for all periods presented. The results of the Martinez Crude Oil Marine Terminal and the Long Beach Assets are included in the Terminalling, Transportation and Storage segment.

The results of the Martinez Crude Oil Marine Terminal operations, prior to the Martinez Marine Terminal Acquisition on April 1, 2012, have been included in the Martinez Crude Oil Marine Terminal (Predecessor) results in the tables below. The results of the Martinez Crude Oil Marine Terminal, subsequent to April 1, 2012, have been included in TLLP's results. Accordingly, for the three and six months ended June 30, 2012, total operating revenues of $3.3 million and net income attributable to the Partnership of $1.5 million associated with the Martinez Crude Oil Marine Terminal are included in the condensed combined consolidated statements of operations of TLLP. Costs of $0.8 million and $0.9 million associated with the Martinez Crude Oil Marine Terminal are included in general and administrative expenses for the three and six months ended June 30, 2012, respectively.

The results of the Long Beach Assets operations have been included in the Long Beach Assets (Predecessor) results in the tables below.

The following tables present our financial position, results of operations, the effect of including the results of the Martinez Crude Oil Marine Terminal and the Long Beach Assets and the adjusted total amounts included in our condensed combined consolidated financial statements.
Condensed Combined Consolidated Balance Sheet as of June 30, 2012

	Tesoro Logistics LP	Long Beach Assets (Predecessor)	June 30, 2012
	(Dollars in thousands)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$21,408	$—	$21,408
Receivables
Trade	433	2,889	3,322
Affiliate	9,361	—	9,361
Prepayments and other current assets	1,550	57	1,607
Total Current Assets	32,752	2,946	35,698
NET PROPERTY, PLANT AND EQUIPMENT	180,946	22,223	203,169
OTHER NON-CURRENT ASSETS	1,791	—	1,791
Total Assets	$215,489	$25,169	$240,658

LIABILITIES AND EQUITY
CURRENT LIABILITIES
Accounts payable
Trade	$7,967	$277	$8,244
Affiliate	3,490	44	3,534
Deferred revenue - affiliate	1,948	—	1,948
Accrued liabilities	1,166	856	2,022
Total Current Liabilities	14,571	1,177	15,748
OTHER NONCURRENT LIABILITIES	46	—	46
DEBT	118,000	—	118,000
EQUITY
Equity of Predecessors	—	23,992	23,992
Common unitholders	223,563	—	223,563
Subordinated unitholders	(141,835)	—	(141,835)
General partner	1,144	—	1,144
Total Equity	82,872	23,992	106,864
Total Liabilities and Equity	$215,489	$25,169	$240,658

Condensed Statement of Combined Consolidated Operations for the Three Months Ended June 30, 2012

	Tesoro Logistics LP	Long Beach Assets (Predecessor)	Three Months Ended June 30, 2012
REVENUES	(Dollars in thousands)
Affiliate	$32,458	$—	$32,458
Third-party	722	3,705	4,427
Total Revenues	33,180	3,705	36,885
COSTS AND EXPENSES
Operating and maintenance expenses	15,453	1,113	16,566
Imbalance settlement gains	(2,557)	—	(2,557)
Depreciation and amortization expenses	2,526	353	2,879
General and administrative expenses	3,634	98	3,732
Total Costs and Expenses	19,056	1,564	20,620
OPERATING INCOME	14,124	2,141	16,265
Interest expense, net	(1,039)	—	(1,039)
NET INCOME	13,085	2,141	15,226
Less: Income attributable to Predecessors	—	2,141	2,141
Net income attributable to partners	$13,085	$—	$13,085

Condensed Statement of Combined Consolidated Operations for the Six Months Ended June 30, 2012

	Tesoro Logistics LP	Martinez Crude Oil Marine Terminal (Predecessor)	Long Beach Assets (Predecessor)	Six Months Ended June 30, 2012
REVENUES	(Dollars in thousands)
Affiliate	$58,811	$—	$—	$58,811
Third-party	1,454	—	4,883	6,337
Total Revenues	60,265	—	4,883	65,148
COSTS AND EXPENSES
Operating and maintenance expenses	27,630	1,558	2,954	32,142
Imbalance settlement gains	(5,047)	—	—	(5,047)
Depreciation and amortization expenses	4,527	526	637	5,690
General and administrative expenses	6,964	97	246	7,307
Loss on asset disposals	—	236	—	236
Total Costs and Expenses	34,074	2,417	3,837	40,328
OPERATING INCOME (LOSS)	26,191	(2,417)	1,046	24,820
Interest expense, net	(1,550)	—	—	(1,550)
NET INCOME (LOSS)	24,641	(2,417)	1,046	23,270
Less: Income (Loss) attributable to Predecessors	—	(2,417)	1,046	(1,371)
Net income attributable to partners	$24,641	$—	$—	$24,641

Condensed Statement of Combined Consolidated Operations for the Three Months Ended June 30, 2011

	Tesoro Logistics LP	Martinez Crude Oil Marine Terminal (Predecessor)	Long Beach Assets (Predecessor)	Three Months Ended June 30, 2011
REVENUES	(Dollars in thousands)
Affiliate	$18,878	$—	$—	$18,878
Third-party	888	—	1,800	2,688
Total Revenues	19,766	—	1,800	21,566
COSTS AND EXPENSES
Operating and maintenance expenses	9,442	1,674	1,302	12,418
Imbalance settlement gains	(1,301)	—	—	(1,301)
Depreciation and amortization expenses	2,020	510	287	2,817
General and administrative expenses	2,056	95	93	2,244
Loss on asset disposals	1	—	—	1
Total Costs and Expenses	12,218	2,279	1,682	16,179
OPERATING INCOME (LOSS)	7,548	(2,279)	118	5,387
Interest expense, net	(461)	—	—	(461)
NET INCOME (LOSS)	7,087	(2,279)	118	4,926
Less: Income (Loss) attributable to Predecessors	(808)	(2,279)	118	(2,969)
Net income attributable to partners	$7,895	$—	$—	$7,895

Condensed Statement of Combined Consolidated Operations for the Six Months Ended June 30, 2011

	Tesoro Logistics LP	Martinez Crude Oil Marine Terminal (Predecessor)	Long Beach Assets (Predecessor)	Six Months Ended June 30, 2011
REVENUES	(Dollars in thousands)
Affiliate	$24,440	$—	$—	$24,440
Third-party	1,596	—	3,222	4,818
Total Revenues	26,036	—	3,222	29,258
COSTS AND EXPENSES
Operating and maintenance expenses	19,216	2,993	2,570	24,779
Imbalance settlement gains	(2,367)	—	—	(2,367)
Depreciation and amortization expenses	4,037	1,020	581	5,638
General and administrative expenses	3,415	197	194	3,806
Loss on asset disposals	1	25	—	26
Total Costs and Expenses	24,302	4,235	3,345	31,882
OPERATING INCOME (LOSS)	1,734	(4,235)	(123)	(2,624)
Interest expense, net	(461)	—	—	(461)
NET INCOME (LOSS)	1,273	(4,235)	(123)	(3,085)
Less: Loss attributable to Predecessors	(6,622)	(4,235)	(123)	(10,980)
Net income attributable to partners	$7,895	$—	$—	$7,895